LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Jan. 02, 2021
Long-Term Incentive Compensation
Summary of stock-based compensation expense and the related recognized tax benefit

(In millions)	2020	2019	2018
Stock-based compensation expense	$24.0	$34.5	$34.3
Tax benefit	2.9	4.3	4.7

Stock Options
Long-Term Incentive Compensation
Summary of information related to stock options

	Number of options (in thousands)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in millions)
Outstanding at December 28, 2019	206.2	$62.10	4.92	$14.3
Exercised	(44.1)	37.36

Outstanding at January 2, 2021	162.1	$68.84	4.86	$14.0
Options vested and expected to vest at January 2, 2021	162.1	68.84	4.86	14.0
Options exercisable at January 2, 2021	162.1	$68.84	4.86	$14.0

Performance Units (PS)
Long-Term Incentive Compensation
Summary of information related to awarded PUs

	Number of PUs (in thousands)	Weighted average grant-date fair value
Unvested at December 28, 2019	427.5	$101.61
Granted at target	116.9	115.07
Adjustment for above-target performance (1)	109.6	83.05
Vested	(245.8)	83.05
Forfeited/cancelled	(51.6)	112.90

Unvested at January 2, 2021	356.6	$112.31

Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Summary of information related to awarded MSUs

	Number of MSUs (in thousands)	Weighted average grant-date fair value
Unvested at December 28, 2019	263.4	$115.71
Granted at target	114.7	94.55
Adjustments for above-target performance (1)	69.0	92.88
Vested	(177.2)	99.36
Forfeited/cancelled	(34.0)	112.57

Unvested at January 2, 2021	235.9	$110.89

Restricted Stock Units (RSUs)
Long-Term Incentive Compensation
Summary of information related to awarded RSUs

	Number of RSUs (in thousands)	Weighted average grant-date fair value
Unvested at December 28, 2019	59.7	$97.56
Granted	32.7	111.71
Vested	(40.4)	93.70
Forfeited/cancelled	(.6)	109.24
Unvested at January 2, 2021	51.4	$109.47